LEASES	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
LEASES
NOTE 5:-	LEASES

Below is a summary of the Company operating right-of-use assets and operating lease liabilities as of June 30, 2022:

Operating lease right-of-use assets, net	$27,361

Operating lease liabilities, current	$1,481
Operating lease liabilities, non-current	25,914

Total operating lease liabilities	$27,395

Weighted average remaining lease term (years)	10.48
Weighted average discount rate for lease liabilities	4.5%

Additional information regarding the Company’s operating leases:

Six Months Ended June 30, 2022
Operating lease costs	$2,460
Variable lease payments	$9
Short term lease costs	$90
Operating cash flows from lease incentives received, net of cash paid for operating leases	$(296)

Minimum lease payments over the remaining lease periods as of June 30, 2022, are as follows:

Year ended December 31,
2022	$237
2023	2,861
2024	3,104
2025	3,411
2026	3,411
Thereafter	21,851

Total undiscounted lease payments	$34,875

Less: Interest	(7,480)

Present value of lease liabilities	$27,395